Commitments and Contingencies (Details) - Schedule of aggregate non-cancelable future minimum payments $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Aggregate Non Cancelable Future Minimum Payments Abstract
Remainder of 2022	$ 1,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$ 97,000